Basis of Accounting - Narrative (Details) - Sarepta Deferred Revenue Agreement £ in Millions, $ in Millions	Jan. 31, 2018 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of changes in accounting estimates [line items]
Future milestone payments		$ 22.0	£ 17.2
Deferred income		$ 40.0	£ 32.8
Adjusted
Disclosure of changes in accounting estimates [line items]
Deferred income	£ 13.1
Adjusted | Research and development
Disclosure of changes in accounting estimates [line items]
Deferred income	0.7
Adjusted | Specified Development Milestones
Disclosure of changes in accounting estimates [line items]
Deferred income	£ 12.4